UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: ____06/30/2000_____________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ___Munich Re Capital Management Corporation________
Address: ___540 Madison Avenue  _______________________
_____6th Floor___________________________________
_____New York  NY  10022_______________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: __Osbely A. Tala_______________________________________
Title: ____Vice President_____________________________________
Phone: ___(212) 583-4841______________________________________

Signature, Place, and Date of Signing:
_Osbely A. Tala________ __New York  NY________________ __8/02/2000______
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-____________ 		_______________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ___0___________

Form 13F Information Table Entry Total: ____133__________

Form 13F Information Table Value Total: $__357,317___________
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-____________ 			___________________

[Repeat as necessary.]


NAME OF ISSUER                  TITLE OF CLASS  CUSIP      VALUESHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                               NUMBER   (x$1000)PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  AES Corporation                 Common Stock 00130H10     2053  45000 SH            SOLE                   X

  AT&T Corp.                      Common Stock 00195710     2935  92800 SH            SOLE                   X

  Abbott Laboratories             Common Stock 00282410     2335  52400 SH            SOLE                   X

  Agilent Technologies Inc.       Common Stock 00846U10      833  11289 SH            SOLE                   X

  Alcoa Inc                       Common Stock 01381710     1862  64200 SH            SOLE                   X

  Allstate Corp                   Common Stock 02000210     2374 106700 SH            SOLE                   X

  Alltel Corp                     Common Stock 02003910      582   9400 SH            SOLE                   X

  America Online Inc.             Common Stock 02364J10     1641  31100 SH            SOLE                   X

  American Express Company        Common Stock 02581610     2080  39900 SH            SOLE                   X

  American General Corp           Common Stock 02635110     1281  21000 SH            SOLE                   X

  American Home Products Corp     Common Stock 02660910     2979  50700 SH            SOLE                   X

  American International Group    Common Stock 02687410     5217  44400 SH            SOLE                   X

  Amgen Inc                       Common Stock 03116210     2086  29700 SH            SOLE                   X

  Anheuser-Busch Co Inc           Common Stock 03522910     2166  29000 SH            SOLE                   X

  Applied Materials Inc           Common Stock 03822210     2284  25200 SH            SOLE                   X

  Associates First Capital - A    Common Stock 04600810      707  31700 SH            SOLE                   X

  Automatic Data Processing       Common Stock 05301510     1677  31300 SH            SOLE                   X

  BP Amaco PLC                    Common Stock 05562210     1169  20664 SH            SOLE                   X

  BMC Software Inc                Common Stock 05592110      109   3000 SH            SOLE                   X

  Bank of America Corp            Common Stock 06050510     2133  49600 SH            SOLE                   X

  Bank of New York Co Inc         Common Stock 06405710     1469  31600 SH            SOLE                   X

  Bank One Corp                   Common Stock 06423A10      919  34600 SH            SOLE                   X

  Baxter International Inc.       Common Stock 07181310     1905  27100 SH            SOLE                   X

  Bell Atlantic Corporation       Common Stock 07785310     2332  45900 SH            SOLE                   X

  Bellsouth Corporation           Common Stock 07986010     2327  54600 SH            SOLE                   X

  Boeing Co                       Common Stock 09702310     1158  27700 SH            SOLE                   X

  Bristol-Myers Squibb Co         Common Stock 11012210     3355  57600 SH            SOLE                   X

  Burlington Northern Santa Fe    Common Stock 12189T10     1725  75200 SH            SOLE                   X

  Carnival Corp                   Common Stock 14365810      718  36800 SH            SOLE                   X

  Caterpillar Inc                 Common Stock 14912310      352  10400 SH            SOLE                   X

  Chase Manhattan Corp            Common Stock 16161A10     1651  35850 SH            SOLE                   X

  Chevron Corp                    Common Stock 16675110       17    200 SH            SOLE                   X

  Cisco Systems Inc               Common Stock 17275R10     6038  95000 SH            SOLE                   X

  Clear Channel Communications    Common Stock 18450210      780  10400 SH            SOLE                   X

  Coca-Cola Company               Common Stock 19121610     4118  71700 SH            SOLE                   X

  Colgate-Palmolive Co            Common Stock 19416210     1904  31800 SH            SOLE                   X

  Comcast Corp - Special Cl A     Common Stock 20030020     1361  33600 SH            SOLE                   X

  Compaq Computer Corp            Common Stock 20449310     1582  61900 SH            SOLE                   X

  Computer Associates Int'l Inc   Common Stock 20491210     1618  31600 SH            SOLE                   X

  Compuware Corp                  Common Stock 20563810      249  24000 SH            SOLE                   X

  Conoco Inc - CL B               Common Stock 20825140     1881  76600 SH            SOLE                   X

  Corning Inc                     Common Stock 21935010     3023  11200 SH            SOLE                   X

  Dow Chemical                    Common Stock 26054310     2400  79500 SH            SOLE                   X

  Du Pont (E.I.) De Nemours       Common Stock 26353410     1326  30300 SH            SOLE                   X

  Duke Energy Corporation         Common Stock 26439910     1663  29500 SH            SOLE                   X

  EMC Corp/Mass                   Common Stock 26864810     4539  59000 SH            SOLE                   X

  Edwards LifeSciences Corp       Common Stock 28176E10      100   5420 SH            SOLE                   X

  Electronic Data Systems Corp    Common Stock 28566110     1535  37200 SH            SOLE                   X

  Emerson Electric Co             Common Stock 29101110     1648  27300 SH            SOLE                   X

  Enron Corporation               Common Stock 29356110     1806  28000 SH            SOLE                   X

  Exxon Mobil Corporation         Common Stock 30231G10     7874 100300 SH            SOLE                   X

  Freddie Mac                     Common Stock 31340030     1405  34700 SH            SOLE                   X

  Fannie Mae                      Common Stock 31358610     1555  29800 SH            SOLE                   X

  First Union Corporation         Common Stock 33735810     1667  67200 SH            SOLE                   X

  Fleet Boston Financial Corp     Common Stock 33903010     1384  40700 SH            SOLE                   X

  Ford Motor Company              Common Stock 34537010     1509  35100 SH            SOLE                   X

  GTE Corporation                 Common Stock 36232010     1755  28200 SH            SOLE                   X

  Gannett Co                      Common Stock 36473010     2201  36800 SH            SOLE                   X

  Gap Inc                         Common Stock 36476010     1409  45100 SH            SOLE                   X

  Gateway Inc                     Common Stock 36762610     1555  27400 SH            SOLE                   X

  General Electric Company        Common Stock 36960410     9005 169900 SH            SOLE                   X

  General Motors Corporation      Common Stock 37044210     1133  19511 SH            SOLE                   X

  General Motors-Class H          Common Stock 37044283      120   1372 SH            SOLE                   X

  Gillette Company                Common Stock 37576610     1429  40900 SH            SOLE                   X

  Guidant Corp                    Common Stock 40169810     1505  30400 SH            SOLE                   X

  Hewlett-Packard Co              Common Stock 42823610     3696  29600 SH            SOLE                   X

  Home Depot Inc                  Common Stock 43707610     3336  66800 SH            SOLE                   X

  Honeywell Int'l Inc             Common Stock 43851610     1624  48200 SH            SOLE                   X

  Household Int'l Inc             Common Stock 44181510     1047  25200 SH            SOLE                   X

  Intel Corporation               Common Stock 45814010     9358  70000 SH            SOLE                   X

  Int'l Business Machines Corp    Common Stock 45920010     5730  52300 SH            SOLE                   X

  Int'l Paper Co                  Common Stock 46014610     1079  36200 SH            SOLE                   X

  Johnson & Johnson               Common Stock 47816010     4116  40400 SH            SOLE                   X

  Kroger Co                       Common Stock 50104410     1593  72200 SH            SOLE                   X

  Lilly (Eli) & Co                Common Stock 53245710     3216  32200 SH            SOLE                   X

  Limited Inc                     Common Stock 53271610     1786  82600 SH            SOLE                   X

  Lucent Technologies Inc.        Common Stock 54946310     5398  91100 SH            SOLE                   X

  MBNA Corp                       Common Stock 55262L10      868  32000 SH            SOLE                   X

  McDonald's Corporation          Common Stock 58013510     2681  81400 SH            SOLE                   X

  Mediaone Group Inc              Common Stock 58440J10      972  14700 SH            SOLE                   X

  Merck & Co Inc                  Common Stock 58933110     5203  67900 SH            SOLE                   X

  Merrill Lynch & Co              Common Stock 59018810     2220  19300 SH            SOLE                   X

  Microsoft Corp                  Common Stock 59491810     7984  99800 SH            SOLE                   X

  Minnesota Mining & Mfg Co       Common Stock 60405910     1733  21000 SH            SOLE                   X

  JP Morgan & Co                  Common Stock 61688010      881   8000 SH            SOLE                   X

  Morgan Stanley Dean Witter & C  Common Stock 61744644     2689  32300 SH            SOLE                   X

  Motorola Inc                    Common Stock 62007610     1796  61800 SH            SOLE                   X

  Network Appliance Inc           Common Stock 64120L10     2431  30200 SH            SOLE                   X

  Nextel Communications Inc - A   Common Stock 65332V10      979  16000 SH            SOLE                   X

  Oracle Corporation              Common Stock 68389X10     3094  36800 SH            SOLE                   X

  PNC Bank Corp                   Common Stock 69347510      844  18000 SH            SOLE                   X

  Pepsico Inc                     Common Stock 71344810     1911  43000 SH            SOLE                   X

  Pfizer Inc                      Common Stock 71708110     8682 180875 SH            SOLE                   X

  Pharmacia Corp                  Common Stock 71713U10     2893  55975 SH            SOLE                   X

  Philip Morris Companies Inc     Common Stock 71815410      999  37600 SH            SOLE                   X

  Procter & Gamble Co             Common Stock 74271810     2187  38200 SH            SOLE                   X

  Qualcomm Inc                    Common Stock 74752510     1152  19200 SH            SOLE                   X

  Royal Dutch Petro-NY Shares     Common Stock 78025780     3835  62300 SH            SOLE                   X

  SBC Communications Inc          Common Stock 78387G10     4282  99000 SH            SOLE                   X

  S&P 500 Depositary Receipt      Common Stock 78462F10    64490 443900 SH            SOLE                   X

  Safeway Inc                     Common Stock 78651420     1832  40600 SH            SOLE                   X

  Sara Lee Corp                   Common Stock 80311110     2148 111200 SH            SOLE                   X

  Schering-Plough Corporation     Common Stock 80660510     2156  42700 SH            SOLE                   X

  Charles Schwab Corp             Common Stock 80851310      615  18300 SH            SOLE                   X

  Solectron Corp                  Common Stock 83418210     1750  41800 SH            SOLE                   X

  Southern Co.                    Common Stock 84258710     1070  45900 SH            SOLE                   X

  Sprint Corporation              Common Stock 85206110     1454  28500 SH            SOLE                   X

  Sprint Corp (PCS Group)         Common Stock 85206150     1856  31200 SH            SOLE                   X

  Sun Microsystems Inc.           Common Stock 86681010     4129  45400 SH            SOLE                   X

  Suntrust Banks Inc              Common Stock 86791410     1142  25000 SH            SOLE                   X

  Sysco Corp                      Common Stock 87182910     1921  45600 SH            SOLE                   X

  TJX Companies Inc               Common Stock 87254010     1369  73000 SH            SOLE                   X

  Tellabs Inc                     Common Stock 87966410     1581  23100 SH            SOLE                   X

  Texaco Inc                      Common Stock 88169410     2396  45000 SH            SOLE                   X

  Texas Intruments Inc            Common Stock 88250810     1580  23000 SH            SOLE                   X

  3Com Corp                       Common Stock 88553510     1740  30200 SH            SOLE                   X

  Time Warner Inc.                Common Stock 88731510     1596  21000 SH            SOLE                   X

  Tyco International Ltd.         Common Stock 90212410     2321  49000 SH            SOLE                   X

  US Bancorp                      Common Stock 90297310      963  50000 SH            SOLE                   X

  Unilever NV-NY Shares           Common Stock 90478470      632  14700 SH            SOLE                   X

  US West Inc                     Common Stock 91273H10     1312  15300 SH            SOLE                   X

  United Technologies Corp        Common Stock 91301710     2985  50700 SH            SOLE                   X

  Viacom Inc-CL B                 Common Stock 92552430     2432  35663 SH            SOLE                   X

  Wal-Mart Stores Inc             Common Stock 93114210     7445 129200 SH            SOLE                   X

  Walgreen Co                     Common Stock 93142210      933  29000 SH            SOLE                   X

  Washington Mutual Inc.          Common Stock 93932210     1057  36600 SH            SOLE                   X

  Wells Fargo & Company           Common Stock 94974610     1848  47700 SH            SOLE                   X

  Weyerhaeuser Co                 Common Stock 96216610      464  10800 SH            SOLE                   X

  Williams Cos Inc                Common Stock 96945710     1722  41300 SH            SOLE                   X

  Worldcom Inc                    Common Stock 98157D10     3780  82400 SH            SOLE                   X

  Yahoo! Inc                      Common Stock 98433210     1883  15200 SH            SOLE                   X

  Global Crossing Ltd             Common Stock G3921A10      484  18400 SH            SOLE                   X

  Transocean Sedco Forex Inc      Common Stock G9007810      426   7976 SH            SOLE                   X



